Air Traffic Liability - Schedule of Air Traffic Liability (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of air traffic liability [Line Items]
Air traffic liability	R$ 3,063,816	R$ 2,488,872
Passenger revenue breakage	R$ 407,718	R$ 372,534
Utilization period	47 days	62 days
Cargo and passenger air traffic liability
Disclosure of air traffic liability [Line Items]
Air traffic liability	R$ 1,912,050	R$ 1,550,579
Travel package financing entities
Disclosure of air traffic liability [Line Items]
Air traffic liability	232,840	183,061
TudoAzul Program partners
Disclosure of air traffic liability [Line Items]
Air traffic liability	R$ 918,926	R$ 755,232